UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	January 1, 2011 — June 30, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|11

Semiannual report

Putnam VT Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

In early August, equity markets around the world were rocked by indications of slowing economic growth and worsening debt issues in Europe and the United States. Significantly, Standard & Poor’s downgraded U.S. sovereign debt to AA+ from AAA on August 5. While Putnam’s investment team believes the downgrade will have limited immediate impact on the real economy, it is important to recognize that market volatility has risen in the near term.

Long-term investors are wise to seek the counsel of their financial advisors during volatile times and to remember that market volatility historically has served as an opportunity for nimble managers to both guard against risk and pursue new opportunities. We believe that many investment opportunities still exist today, and that Putnam’s active, research-intensive investment approach offers shareholders a potential advantage in this environment.

We would like to thank John A. Hill, who has served as Chairman of the Trustees since 2000 and who continues on as a Trustee, for his service. We are pleased to announce that Jameson A. Baxter is the new Chair, having served as Vice Chair since 2005 and a Trustee since 1994. Ms. Baxter is President of Baxter Associates, Inc., a private investment firm, and Chair of the Mutual Fund Directors Forum. In addition, she serves as Chair Emeritus of the Board of Trustees of Mount Holyoke College, Director of the Adirondack Land Trust, and Trustee of the Nature Conservancy’s Adirondack Chapter.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 6/30/11)

Investment objective

High current income consistent with what Putnam Management believes to be prudent risk

Net asset value June 30, 2011

Class IA: $11.58	Class IB: $11.49

Total return at net asset value

			Barclays Capital U.S.
(as of 6/30/11)	Class IA shares*	Class IB shares†	Aggregate Bond Index

6 months	4.62%	4.54%	2.72%

1 year	7.72	7.59	3.90

5 years	44.15	42.29	37.15
Annualized	7.59	7.31	6.52

10 years	80.16	75.58	74.81
Annualized	6.06	5.79	5.74

Life	390.70	369.43	406.61
Annualized	7.03	6.83	7.17

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P–1	20.4%

Aaa	41.7%

Aa	4.7%

A	9.9%

Baa	21.2%

Ba	6.2%

B	2.8%

Caa and below	6.4%

Not rated	–13.3%

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 6/30/11. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Credit qualities are shown as a percentage of net assets as of 6/30/11. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund 1

Report from your fund’s manager

What was the situation in the bond markets during the six months ended June 30, 2011?

The fixed-income market generated positive returns during the period, but market leadership shifted significantly. During the first half of the period, the best-performing sectors were those on the riskier end of the spectrum that benefited from an improving economy, such as high-yield corporate bonds, leveraged loans, and commercial mortgage-backed securities [CMBS]. However, during the second half of the period, disappointing economic data and the anticipated end of the Federal Reserve’s second quantitative easing program caused interest rates to decline, boosting higher-quality bonds, such as U.S. Treasuries and tax-exempt bonds. Emerging-market debt also performed well, benefiting from tightening yield spreads amid strong developing-economy fundamentals. Treasury Inflation-Protected Securities [TIPS] registered a solid absolute return and were among the best-performing categories for the six-month period, despite a drop in short-term inflation expectations.

Looking at the Treasury yield curve, as U.S. economic data softened and the Federal Reserve [the Fed] signaled that it was in no hurry to tighten monetary policy, interest rates declined across the short and intermediate portions of the curve. Short-term rates fell more than longer-term rates and, at period-end, the yield curve stood at one of its steepest levels on record.

Which holdings were the primary contributors to the fund’s performance?

The fund’s holdings of government-agency interest-only collateralized mortgage obligations [IO CMO] were a key contributor to performance. Despite falling interest rates during the latter half of the period, refinancing activity on the mortgage pools underlying the IO CMOs that we held remained at low levels. As a result, these securities generated steady cash flows throughout the period and their prices moved higher. In fact, IO CMOs were one of the best-performing subsectors in the entire fixed-income market during the period.

In implementing our IO CMO strategy, we used interest-rate swaps and futures to hedge the fund’s duration — or sensitivity to interest-rate changes — as well as to hedge sector exposure and manage our exposure to credit risk.

An overweight position in short-term CMBS also aided the fund’s return. Our holdings of bonds in the highly liquid topmost part of the capital structure held up well amid the selloff that occurred in riskier areas of the market during the final months of the period. Yield spreads on five- to 10-year, AAA-rated CMBS — that is, the yield advantage they offer over Treasuries — compressed during the period, but still offered value on a risk-adjusted basis.

Which investments detracted from results?

A slight underweight in agency residential mortgage-backed securities [RMBS] detracted, as this sector outperformed the index during the period. We underweighted agency RMBS in favor of bonds in other areas that, in our view, offered more attractive yield spreads over Treasuries.

In addition, our allocation to non-agency RMBS backed by Alternative-A [Alt-A] and home equity collateral also hampered performance. These securities performed well early in the period, but supply concerns from Fed sales and uneven housing data caused them to underperform during the second half of the period. By way of background, Alt-A mortgages are considered to be riskier than A-rated, or “prime,” mortgages. However, because Alt-A borrowers must have reasonably adequate credit histories, securities backed by these loans are considered to be less risky than bonds backed by subprime mortgages.

What is your outlook for the credit markets over the coming months, and how have you positioned the fund?

Despite continuing weakness in the labor market, and dips in global purchasing-manager data during April and May, worldwide demand remained relatively firm. In our view, labor markets are likely to improve, and we believe gradual increases in employment along with income growth will help drive stronger U.S. economic performance during 2011 and 2012.

Two areas of the domestic economy that were quite strong, technology and automotive, stumbled during the April-to-June period, due primarily to supply disruptions created by the disasters in Japan. Consequently, we believe weakness in these sectors is likely temporary. All told, we believe industrial production likely will be met with solid demand during the second half of 2011, which could provide a further tailwind to economic performance.

Given our economic outlook, we believe credit-sensitive fixed-income sectors may perform well. As a result, at period-end, we maintained a modest overweight in investment-grade corporate bonds because of robust fundamentals and still-attractive yield spreads. In addition, we had a small allocation to high-yield corporate bonds, supported by strong corporate balance sheets and default rates that remain at historic lows. We also had a positive outlook for non-agency RMBS, as the selloff in this sector during the final months of the period pushed yields to even more attractive levels versus Treasuries.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

2 Putnam VT Income Fund

Your fund’s managers

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund is managed by Daniel Choquette, Brett Kozlowski, Kevin Murphy, and Raman Srivastava.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2011, to June 30, 2011. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/11		for the 6 months ended 6/30/11

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$2.89	$4.16	$2.86	$4.11

Ending value
(after expenses)	$1,046.20	$1,045.40	$1,021.97	$1,020.73

Annualized
expense ratio	0.57%	0.82%	0.57%	0.82%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/11. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

4 Putnam VT Income Fund

The fund’s portfolio 6/30/11 (Unaudited)

MORTGAGE-BACKED SECURITIES (37.9%)*	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 05-5,
Class 6A21, 0.416s, 2035	$719,431	$582,739

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049 F	2,047,676	2,101,751
Ser. 07-1, Class A3, 5.449s, 2049	511,000	536,775
Ser. 06-6, Class A2, 5.309s, 2045	718,337	724,100
Ser. 07-1, Class XW, IO, 0.308s, 2049	6,284,968	76,208

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.946s, 2035	2,961,232	9,772
Ser. 07-5, Class XW, IO, 0.59s, 2051	13,381,594	224,634
Ser. 04-4, Class XC, IO, 0.535s, 2042	12,492,799	204,040
Ser. 04-5, Class XC, IO, 0.51s, 2041	23,252,031	325,528
Ser. 05-1, Class XW, IO, 0.094s, 2042	129,277,564	77,541

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.586s, 2032	412,000	443,207
FRB Ser. 07-PW16, Class A2, 5.853s, 2040 F	756,249	803,485
Ser. 06-PW14, Class A2, 5.123s, 2038	526,000	531,087
Ser. 05-PWR9, Class A2, 4.735s, 2042	371,353	372,076
Ser. 04-PR3I, Class X1, IO, 0.321s, 2041	2,173,160	39,417

Bear Stearns Commercial Mortgage Securities, Inc.
144A Ser. 06-PW14, Class X1, IO, 0.268s, 2038 F	7,853,058	127,489

Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	1,806,514	1,895,330

Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	365,435	368,286

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.549s, 2049	23,926,147	356,021
Ser. 07-CD4, Class XC, IO, 0.167s, 2049	66,995,337	589,559

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	298,160	313,405
Ser. 98-C2, Class F, 5.44s, 2030	1,081,752	1,121,306

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.239s, 2043	16,246,069	155,366
Ser. 06-C8, Class XS, IO, 0.159s, 2046	30,825,227	354,308
Ser. 05-C6, Class XC, IO, 0.097s, 2044	24,719,906	143,636

Countrywide Alternative Loan Trust Ser. 06-2CB,
Class A11, 6s, 2036	3,201,261	1,920,756

Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.731s, 2034	1,731,118	222,968
Ser. 05-R3, Class AS, IO, 5.611s, 2035 F	175,577	22,692
FRB Ser. 04-R2, Class 1AF1, 0.606s, 2034	1,707,508	1,366,006
FRB Ser. 05-R3, Class AF, 0.586s, 2035	172,464	143,145

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.995s, 2039	2,930,679	2,988,066
Ser. 07-C5, Class AAB, 5.62s, 2040	1,243,000	1,314,511
Ser. 07-C1, Class AAB, 5.336s, 2040	946,000	1,008,341
Ser. 06-C5, Class A2, 5.246s, 2039 F	1,677,792	1,689,358
Ser. 06-C5, Class AX, IO, 0.252s, 2039	14,561,323	234,947

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.272s, 2049	47,991,086	319,429

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036	463,000	466,473
Ser. 03-CPN1, Class E, 4.891s, 2035	409,000	402,583
Ser. 04-C3, Class A3, 4.302s, 2036	2,150	2,150

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	808,000	844,893
FRB Ser. 03-CK2, Class G, 5.744s, 2036	785,000	786,954
Ser. 02-CP3, Class AX, IO, 1.62s, 2035	13,389,209	130,250
Ser. 04-C4, Class AX, IO, 0.418s, 2039	2,564,914	58,224

MORTGAGE-BACKED SECURITIES (37.9%)* cont.	Principal amount	Value

DLJ Commercial Mortgage Corp. 144A
FRB Ser. 98-CG1, Class B4, 7.454s, 2031	$970,000	$1,052,980
Ser. 99-CG2, Class B3, 6.1s, 2032	193,306	193,261
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,131,282

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.04s, 2037	782,410	1,176,980
IFB Ser. 2976, Class LC, 23.734s, 2035	106,668	159,698
IFB Ser. 2979, Class AS, 23.587s, 2034	140,860	194,091
IFB Ser. 3072, Class SM, 23.111s, 2035	570,023	837,983
IFB Ser. 3065, Class DC, 19.299s, 2035	658,902	877,743
IFB Ser. 2990, Class LB, 16.468s, 2034	688,923	862,814
IFB Ser. 3835, Class SN, 15.657s, 2041	2,990,247	3,745,613
IFB Ser. 3287, Class SE, IO, 6.513s, 2037	2,143,882	367,826
IFB Ser. 3398, Class SI, IO, 6.463s, 2036	2,083,730	267,843
IFB Ser. 3752, Class JS, IO, 6.413s, 2040	2,732,614	487,665
IFB Ser. 3751, Class SB, IO, 5.853s, 2039	20,521,389	3,159,063
IFB Ser. 3852, Class NT, 5.813s, 2041	1,151,584	1,059,043
IFB Ser. 3752, Class PS, IO, 5.813s, 2040	2,991,477	499,577
IFB Ser. 3725, Class CS, IO, 5.813s, 2040	6,091,395	920,227
Ser. 3645, Class ID, IO, 5s, 2040	277,930	45,706
Ser. 3632, Class CI, IO, 5s, 2038	323,854	55,104
Ser. 3626, Class DI, IO, 5s, 2037	227,819	26,384
Ser. 3623, Class CI, IO, 5s, 2036	204,785	36,528
Ser. 3747, Class HI, IO, 4 1/2s, 2037	697,197	103,394
Ser. 3707, Class PI, IO, 4 1/2s, 2025	5,193,470	736,746
Ser. 3768, Class MI, IO, 4s, 2035	23,013,488	3,063,095
Ser. 3738, Class MI, IO, 4s, 2034	12,076,830	1,515,642
Ser. 3736, Class QI, IO, 4s, 2034	4,248,025	543,117
Ser. 3751, Class MI, IO, 4s, 2034	4,473,606	585,371
Ser. 3707, Class HI, IO, 4s, 2023	1,418,085	143,354
Ser. T-56, Class A, IO, 0.524s, 2043	6,267,688	129,271
Ser. T-56, Class 3, IO, 0.47s, 2043	3,099,126	7,748
Ser. T-56, Class 1, IO, 0.292s, 2043	7,758,291	20,608
Ser. T-56, Class 2, IO, 0.118s, 2043	17,089,816	1,608
Ser. 3369, Class BO, PO, zero %, 2037	41,573	36,682
Ser. 3327, Class IF, IO, zero %, 2037 F	25,246	158
Ser. 3391, PO, zero %, 2037	124,787	100,904
Ser. 3300, PO, zero %, 2037	481,424	422,539
Ser. 3175, Class MO, PO, zero %, 2036	64,340	53,752
Ser. 3210, PO, zero %, 2036	109,048	93,234
FRB Ser. 3274, Class TX, zero %, 2037	12,789	12,689
FRB Ser. 3326, Class YF, zero %, 2037	31,336	24,614
FRB Ser. 3263, Class TA, zero %, 2037	249	243
FRB Ser. 3147, Class SF, zero %, 2036	407,279	377,409
FRB Ser. 3117, Class AF, zero %, 2036 F	28,233	27,060
FRB Ser. 3326, Class WF, zero %, 2035	78,459	64,443
FRB Ser. 3033, Class YF, zero %, 2035 F	2,205	2,198
FRB Ser. 3036, Class AS, zero %, 2035 F	40,438	31,352
FRB Ser. 3003, Class XF, zero %, 2035	73,361	70,850

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.874s, 2037	342,514	683,328
IFB Ser. 06-62, Class PS, 38.785s, 2036	869,038	1,532,114
IFB Ser. 06-8, Class HP, 23.885s, 2036	634,408	915,387
IFB Ser. 05-45, Class DA, 23.739s, 2035	1,223,050	1,820,032
IFB Ser. 07-53, Class SP, 23.519s, 2037	507,457	751,594
IFB Ser. 05-122, Class SE, 22.45s, 2035	1,088,694	1,539,849
IFB Ser. 05-75, Class GS, 19.693s, 2035	742,886	1,011,462
IFB Ser. 05-106, Class JC, 19.548s, 2035	409,926	552,805
IFB Ser. 05-83, Class QP, 16.911s, 2034	149,197	196,686
IFB Ser. 11-4, Class CS, 12.528s, 2040	987,151	1,104,179
IFB Ser. 11-27, Class AS, IO, 6.294s, 2041	6,121,930	1,095,030
Ser. 10-67, Class BI, IO, 5 1/2s, 2025	3,285,166	411,171

Putnam VT Income Fund 5

MORTGAGE-BACKED SECURITIES (37.9%)* cont.	Principal amount	Value

Federal National Mortgage Association
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	$6,935,366	$746,939
Ser. 03-W10, Class 1, IO, 1.509s, 2043	4,613,392	224,903
Ser. 07-64, Class LO, PO, zero %, 2037	155,922	137,703
Ser. 372, Class 1, PO, zero %, 2036	298,664	265,951
FRB Ser. 06-104, Class EK, zero %, 2036	15,090	14,257
FRB Ser. 05-117, Class GF, zero %, 2036	2,440	2,431
FRB Ser. 06-1, Class HF, zero %, 2032	6,243	6,241
IFB Ser. 06-48, Class FG, zero %, 2036	48,011	43,984

First Union National Bank Commercial Mortgage
144A Ser. 01-C3, Class K, 6.155s, 2033	572,000	572,023

First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1, Class 3,
IO, 1.595s, 2033	1,603,489	69

First Union-Lehman Brothers Commercial Mortgage
Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,272,400
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	388,348

First Union-Lehman Brothers-Bank of America 144A
Ser. 98-C2, Class G, 7s, 2035 F	1,515,000	1,593,341

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037	935,000	969,785
Ser. 05-C2, Class XC, IO, 0.186s, 2043	24,887,892	196,614
Ser. 07-C1, Class XC, IO, 0.113s, 2049	68,139,570	339,614
Ser. 05-C3, Class XC, IO, 0.104s, 2045	127,846,411	640,259

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.32s, 2029	2,285,722	78,912
Ser. 05-C1, Class X1, IO, 0.446s, 2043	23,256,776	328,460

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	143,091	131,644

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.702s, 2041	5,492,066	7,874,030
IFB Ser. 10-158, Class SD, 14.443s, 2040	855,000	954,779
IFB Ser. 11-70, Class WS, 9.328s, 2040	3,648,000	3,345,252
IFB Ser. 11-56, Class MS, 6.891s, 2041	202,983	197,616
IFB Ser. 11-56, Class SG, 6.891s, 2041	112,536	109,780
IFB Ser. 11-61, Class CS, IO, 6.494s, 2035	7,336,894	1,357,325
IFB Ser. 10-85, Class AS, IO, 6.464s, 2039	2,312,932	419,219
IFB Ser. 10-31, Class PS, IO, 6.364s, 2038	5,573,511	1,005,851
IFB Ser. 10-158, Class DS, IO, 6.364s, 2036	4,814,470	857,120
IFB Ser. 11-40, Class AS, IO, 5.934s, 2036	3,682,419	573,279
IFB Ser. 10-85, Class SN, IO, 5.754s, 2040	11,804,052	2,078,693
IFB Ser. 11-70, Class SM, IO, 5.704s, 2041	1,760,000	421,485
IFB Ser. 11-70, Class WI, IO, 4.664s, 2040	3,648,000	596,776
Ser. 11-70, PO, zero %, 2041	15,887,120	11,603,952
Ser. 10-151, Class KO, PO, zero %, 2037	851,840	737,106
Ser. 06-36, Class OD, PO, zero %, 2036	23,209	20,873
FRB Ser. 07-73, Class KI, IO, zero %, 2037	969,061	13,780
FRB Ser. 07-35, Class UF, zero %, 2037	15,853	15,139

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	1,955,380	1,989,231
Ser. 05-GG5, Class A2, 5.117s, 2037	911,143	919,395

Greenwich Capital Commercial Funding Corp. 144A
Ser. 03-C1, Class G, 4.773s, 2035	498,000	490,033

GS Mortgage Securities Corp. II Ser. 06-GG6,
Class A2, 5.506s, 2038	1,588,910	1,616,716

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030 F	392,972	392,965
Ser. 04-C1, Class X1, IO, 1.164s, 2028	425,900	43
Ser. 03-C1, Class X1, IO, 1.001s, 2040	7,897,293	71,599
Ser. 06-GG6, Class XC, IO, 0.168s, 2038	57,240,411	115,580

MORTGAGE-BACKED SECURITIES (37.9%)* cont.	Principal amount	Value

GSMPS Mortgage Loan Trust 144A
IFB Ser. 04-4, Class 1AS, IO, 5.39s, 2034 F	$322,770	$44,181
FRB Ser. 04-4, Class 1AF, 0.586s, 2034	322,770	258,216

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029 F	269,742	281,824
FRB Ser. 07-LD12, Class A3, 6.186s, 2051	7,987,000	8,496,987
FRB Ser. 07-LD11, Class A3, 6.005s, 2049	833,000	884,668
Ser. 07-C1, Class ASB, 5.857s, 2051	555,000	595,676
Ser. 06-CB17, Class A3, 5.45s, 2043	320,000	325,028
Ser. 06-LDP9, Class A2S, 5.298s, 2047 F	2,840,000	2,884,735
Ser. 06-LDP8, Class X, IO, 0.752s, 2045	29,579,429	644,633
Ser. 07-LDPX, Class X, IO, 0.516s, 2049	21,622,774	259,473
Ser. 06-CB16, Class X1, IO, 0.216s, 2045	15,477,243	198,109

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	144,877	144,642
FRB Ser. 01-C1, Class H, 5.626s, 2035 F	487,000	475,008
Ser. 03-ML1A, Class X1, IO, 1.487s, 2039	44,038,606	779,105
Ser. 07-CB20, Class X1, IO, 0.198s, 2051	35,726,250	385,765
Ser. 05-CB12, Class X1, IO, 0.113s, 2037	17,625,937	137,837
Ser. 06-LDP6, Class X1, IO, 0.096s, 2043	47,104,268	169,575

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031 F	314,997	320,480
Ser. 99-C1, Class G, 6.41s, 2031 F	337,198	341,237
Ser. 98-C4, Class G, 5.6s, 2035	260,000	274,898
Ser. 98-C4, Class H, 5.6s, 2035	441,000	464,826

LB-UBS Commercial Mortgage Trust
Ser. 07-C7, Class A2, 5.588s, 2045	2,112,000	2,165,691
Ser. 03-C5, Class F, 4.843s, 2037 F	750,000	772,244
Ser. 07-C2, Class XW, IO, 0.751s, 2040	4,567,820	97,215

LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.942s, 2037	5,040,651	50,637
Ser. 06-C7, Class XW, IO, 0.909s, 2038	22,654,168	569,544
Ser. 06-C7, Class XCL, IO, 0.403s, 2038	39,297,507	602,832
Ser. 05-C2, Class XCL, IO, 0.365s, 2040	86,444,592	655,829
Ser. 05-C3, Class XCL, IO, 0.34s, 2040	46,428,361	849,528
Ser. 07-C2, Class XCL, IO, 0.265s, 2040	95,123,310	1,140,129
Ser. 05-C5, Class XCL, IO, 0.253s, 2040	43,191,430	643,436
Ser. 06-C1, Class XCL, IO, 0.16s, 2041	57,177,383	571,745
Ser. 05-C7, Class XCL, IO, 0.159s, 2040	55,814,036	347,370

Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 0.806s, 2027	1,696,786	1,435,089

Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.687s, 2022	254,258	244,470

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.045s, 2030	283,000	301,258
FRB Ser. 97-C2, Class F, 6 1/4s, 2029	536,662	567,117

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.02s, 2050	640,000	685,134
Ser. 05-MCP1, Class XC, IO, 0.215s, 2043	22,156,880	241,510

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 0.455s, 2039	4,991,566	99,951

Merrill Lynch/Countrywide Commercial Mortgage
Trust FRB Ser. 07-8, Class A3, 6.164s, 2049	1,790,000	1,959,659

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.175s, 2037	1,027,469	56,922
Ser. 06-C4, Class X, IO, 5.949s, 2045	3,117,901	187,074
Ser. 05-C3, Class X, IO, 5.901s, 2044	1,075,956	81,235

6 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (37.9%)* cont.	Principal amount	Value

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.776s, 2049 F	$785,541	$796,346
Ser. 07-IQ14, Class A2, 5.61s, 2049	1,408,290	1,431,872
Ser. 06-T21, Class A2, 5.09s, 2052 F	489,862	489,248
Ser. 05-HQ6, Class A2A, 4.882s, 2042	815,861	822,821
FRB Ser. 07-HQ12, Class A2FL, 0.439s, 2049	360,849	330,177

Morgan Stanley Capital I 144A Ser. 05-HQ5,
Class X1, IO, 0.172s, 2042 F	7,464,942	41,041

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043 F	536,000	566,365

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033	206,000	8,240

Salomon Brothers Mortgage Securities VII 144A
Ser. 02-KEY2, Class X1, IO, 2.044s, 2036	7,720,479	91,102

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	2,739,522	1,725,899

Structured Adjustable Rate Mortgage Loan Trust
144A Ser. 04-NP2, Class A, 0.536s, 2034	224,211	172,643

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.025s, 2045	16,203,606	2,380,310
Ser. 07-4, Class 1A4, IO, 1s, 2045	18,897,563	767,241

Structured Asset Securities Corp. 144A FRB
Ser. 05-RF2, Class A, 0.536s, 2035	3,637,653	2,728,240

Vericrest Opportunity Loan Transferee 144A
Ser. 10-NPL1, Class M, 6s, 2039	1,103,082	1,097,566

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class APB, 5.932s, 2049	556,000	593,342
FRB Ser. 07-C32, Class A2, 5.927s, 2049	1,066,943	1,103,085
Ser. 06-C27, Class A2, 5.624s, 2045	676,589	677,481
Ser. 07-C30, Class APB, 5.294s, 2043	637,000	675,403
Ser. 06-C29, Class A2, 5.275s, 2048	902,935	911,940
Ser. 07-C30, Class A3, 5.246s, 2043	825,000	844,553
Ser. 07-C34, IO, 0.545s, 2046	9,312,758	137,270
Ser. 06-C29, IO, 0.53s, 2048	35,985,735	594,484

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.487s, 2018	313,000	187,800
Ser. 03-C3, Class IOI, IO, 1.26s, 2035	7,411,156	96,867
Ser. 06-C26, Class XC, IO, 0.091s, 2045	12,664,414	37,993
Ser. 06-C23, Class XC, IO, 0.076s, 2045	34,314,408	148,581

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036 F	73,000	25,538

Washington Mutual Multi-Fam., Mtge. 144A
Ser. 01-1, Class B5, 7.028s, 2031	572,000	571,660

Total mortgage-backed securities (cost $147,241,161)		$161,817,066

CORPORATE BONDS AND NOTES (34.6%)*	Principal amount	Value

Banking (6.0%)
American Express Bank FSB notes Ser. BKN1,
5.55s, 2012	$350,000	$369,260

American Express Bank FSB sr. unsec. FRN
Ser. BKNT, 0.49s, 2017	570,000	538,778

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2022 (Brazil)	900,000	891,316

BankAmerica Capital III bank guaranteed jr.
unsec. FRN 0.848s, 2027	465,000	375,893

Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	180,000	192,162

Barclays Bank PLC 144A jr. unsec. sub. notes FRN
6.86s, 2049	225,000	206,438

Barclays Bank PLC 144A sub. notes 10.179s, 2021	1,115,000	1,398,957

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	600,000	635,275

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	517,514

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	715,000	849,056

CORPORATE BONDS AND NOTES (34.6%)* cont.	Principal amount	Value

Banking cont.
Capital One Capital III company guaranty 7.686s, 2036	$475,000	$485,688

Citigroup, Inc. sr. notes 6 1/2s, 2013	50,000	54,378

Citigroup, Inc. sr. unsec. sub. FRN 0.522s, 2016	812,000	741,367

Citigroup, Inc. sub. notes 5s, 2014	405,000	424,423

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036	200,000	192,211

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	320,000	334,301

Commonwealth Bank of Australia 144A sr. unsec.
notes 5s, 2019 (Australia)	160,000	166,498

Commonwealth Bank of Australia 144A sr. unsec.
notes 3 3/4s, 2014 (Australia)	40,000	42,061

Credit Suisse Guernsey, Ltd. jr. unsec.
sub. notes FRN 5.86s, 2017 (United Kingdom)	861,000	822,686

Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, perpetual maturity	495,000	435,600

FIA Card Services, NA sub. notes Ser. BKNT, 7 1/8s, 2012	350,000	373,604

Fleet Capital Trust V bank guaranteed jr.
sub. FRN 1.247s, 2028	675,000	529,269

HBOS Capital Funding LP 144A bank guaranty jr.
unsec. sub. FRB 6.071s, perpetual maturity (Jersey)	900,000	778,500

HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,300,000	1,228,500

HSBC Holdings PLC sub. notes 6 1/2s, 2037
(United Kingdom)	1,005,000	1,037,193

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	405,000	450,065

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	337,000	334,704

JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	45,000	44,511

Lloyds TSB Bank PLC bank guaranty sr. unsec.
unsub. notes 6 3/8s, 2021 (United Kingdom)	345,000	354,560

Lloyds TSB Bank PLC company guaranty sr. unsec.
sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	1,610,000	1,518,687

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	969,967

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	360,000	392,969

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	125,000	138,302

Nordea Bank AB 144A jr. unsec. sub. notes FRN
5.424s, 2015 (Sweden)	495,000	470,250

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	1,200,000	1,152,445

Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 6.4s, 2019 (United Kingdom)	150,000	154,074

Santander Issuances S.A. Unipersonal 144A bank
guaranty unsec. sub. notes 5.911s, 2016 (Spain)	800,000	814,172

Societe Generale SA 144A jr. unsec.
sub. bonds FRB 1.051s, 2017 (France)	355,000	249,178

Standard Chartered PLC 144A jr. sub. bonds FRB
7.014s, 2049 (United Kingdom)	800,000	767,245

State Street Capital Trust IV company
guaranty jr. unsec. sub. bonds FRB 1.247s, 2037	1,525,000	1,227,905

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	1,037,457

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	760,000	845,014

Wells Fargo Bank NA unsec. sub. notes FRN 0.471s, 2016	400,000	372,666

Westpac Capital Trust III 144A unsec. sub. notes
FRN 5.819s, perpetual maturity (Australia)	645,000	638,679

		25,553,778
Basic materials (2.3%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95s, 2021	330,000	351,257

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	380,000	481,735

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)	435,000	439,826

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	275,000	281,188

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2018	400,000	453,500

Putnam VT Income Fund 7

CORPORATE BONDS AND NOTES (34.6%)* cont.	Principal amount	Value

Basic materials cont.
Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019	$380,000	$489,989

Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015	7,000	7,863

Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017	1,029,000	1,122,896

Georgia-Pacific, LLC sr. unsec.
unsub. notes 7 3/4s, 2029	190,000	218,701

Georgia-Pacific, LLC 144A company
guaranty sr. notes 5.4s, 2020	660,000	672,627

International Paper Co. sr. unsec. notes 9 3/8s, 2019	337,000	430,338

International Paper Co. sr. unsec. notes 8.7s, 2038	145,000	180,384

International Paper Co. sr. unsec. notes 7.95s, 2018	492,000	585,821

International Paper Co. sr. unsec. unsub. notes 7.3s, 2039	260,000	282,852

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 9s, 2019 (Australia)	270,000	357,761

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 5.2s, 2040 (Australia)	730,000	706,591

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	995,000	1,221,679

Sealed Air Corp. sr. notes 7 7/8s, 2017	245,000	265,119

Sealed Air Corp. 144A notes 5 5/8s, 2013	215,000	225,990

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	75,000	94,781

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	111,000	132,645

Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)	2,000	2,421

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	355,000	392,217

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	85,000	92,371

Xstrata Finance Canada, Ltd. 144A company
guaranty 5.8s, 2016 (Canada)	305,000	341,567

		9,832,119
Capital goods (0.5%)
Allied Waste North America, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2017	435,000	471,431

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	458,000	574,327

Parker Hannifin Corp. sr. unsec.
unsub. notes Ser. MTN, 6 1/4s, 2038	205,000	237,629

Republic Services, Inc. company
guaranty sr. unsec. notes 5.7s, 2041	115,000	112,256

Republic Services, Inc. company
guaranty sr. unsec. notes 3.8s, 2018	145,000	144,923

Republic Services, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2019	210,000	228,925

		1,769,491
Communication services (3.2%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	545,000	614,849

American Tower Corp. sr. unsec. notes 7s, 2017	505,000	569,514

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	395,000	440,554

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	510,000	537,904

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	820,000	1,011,080

CenturyLink, Inc. sr. unsec. debs. bonds Ser. G,
6 7/8s, 2028	665,000	627,834

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039	280,000	269,326

Comcast Cable Communications company
guaranty sr. unsub. notes 8 7/8s, 2017	90,000	114,789

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	205,000	231,419

Cox Communications, Inc. 144A bonds 8 3/8s, 2039	245,000	320,214

Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	141,687

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	635,000	638,508

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	270,000	284,017

CORPORATE BONDS AND NOTES (34.6%)* cont.	Principal amount	Value

Communication services cont.
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 5s, 2021	$85,000	$88,038

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	475,000	526,808

France Telecom notes 8 1/2s, 2031 (France)	85,000	114,401

Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	275,000	299,750

Frontier Communications Corp. sr. unsec.
notes 7 7/8s, 2015	85,000	92,225

NBC Universal, Inc. 144A notes 6.4s, 2040	325,000	346,429

NBC Universal, Inc. 144A notes 5.15s, 2020	255,000	268,681

Rogers Communications, Inc. company
guaranty notes 6.8s, 2018 (Canada)	295,000	348,491

Rogers Communications, Inc. sec. notes 6 3/8s,
2014 (Canada)	475,000	532,743

SBA Tower Trust 144A company guaranty asset
backed notes 5.101s, 2017	950,000	1,007,174

TCI Communications, Inc. company guaranty 7 7/8s, 2026	795,000	1,019,460

Telecom Italia Capital SA company guaranty sr.
unsec. unsub. notes 6.999s, 2018 (Italy)	150,000	163,305

Telefonica Emisones SAU company guaranty 6.221s,
2017 (Spain)	140,000	154,329

Telefonica Emisones SAU company
guaranty sr. unsec. notes 5.462s, 2021 (Spain)	465,000	472,057

Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	575,000	662,414

Time Warner Cable, Inc. company
guaranty sr. unsec. 6 3/4s, 2018	40,000	46,361

Time Warner Cable, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2014	260,000	299,060

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	125,000	136,739

Verizon Communications, Inc. sr. unsec.
notes 7.35s, 2039	230,000	276,342

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	90,000	117,232

Verizon New Jersey, Inc. debs. 8s, 2022	40,000	47,723

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	493,713

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	269,170

		13,584,340
Consumer cyclicals (2.3%)
Advance Auto Parts, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2020	360,000	380,932

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	210,000	218,925

CBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2030	780,000	930,878

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	385,000	391,726

DISH DBS Corp. 144A company guaranty sr. unsec.
notes 6 3/4s, 2021	535,000	548,375

Expedia, Inc. company guaranty sr. unsec.
notes 7.456s, 2018	330,000	367,125

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	495,000	481,388

Expedia, Inc. 144A company
guaranty sr. notes 8 1/2s, 2016	725,000	798,406

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018	200,000	199,316

Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 5 3/4s, 2021	245,000	244,698

8 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (34.6%)* cont.	Principal amount	Value

Consumer cyclicals cont.
FUEL Trust 144A company guaranty asset backed
notes 4.207s, 2016	$905,000	$908,451

Grupo Televisa SA sr. unsec. bonds 6 5/8s,
2040 (Mexico)	180,000	189,450

Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	320,000	347,877

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	682,000	664,950

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	275,000	280,500

News America Holdings, Inc. company
guaranty 7 3/4s, 2024	420,000	513,842

News America Holdings, Inc. debs. 7 3/4s, 2045	265,000	316,641

News America, Inc. company guaranty sr. unsec.
notes 6.9s, 2019	105,000	122,203

Omnicom Group, Inc. sr. unsec. unsub. notes
4.45s, 2020	65,000	64,097

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	261,000	310,590

QVC Inc. 144A sr. notes 7 1/8s, 2017	220,000	231,000

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	239,000	221,673

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	175,000	222,171

Time Warner, Inc. company guaranty sr. unsec.
bonds 7.7s, 2032	460,000	555,381

Time Warner, Inc. company guaranty sr. unsec.
notes 4.7s, 2021	40,000	40,651

Time Warner, Inc. debs. 9.15s, 2023	325,000	437,305

		9,988,551
Consumer finance (0.3%)
American Express Co. sr. unsec. notes 8 1/8s, 2019	800,000	1,014,230

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	260,000	254,150

		1,268,380
Consumer staples (2.7%)
Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	290,000	381,095

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	575,000	749,769

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	806,000	1,108,572

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	569,000	715,827

Bacardi, Ltd. 144A unsec. notes 4 1/2s,
2021 (Bermuda)	470,000	477,720

Campbell Soup Co. debs. 8 7/8s, 2021	345,000	466,694

CVS Caremark Corp. jr. unsec. sub. bonds FRB
6.302s, 2037	790,000	769,263

CVS Pass-Through Trust 144A company
guaranty notes 7.507s, 2032	779,438	923,524

Darden Restaurants, Inc. sr. unsec.
unsub. notes 6.8s, 2037	750,000	834,201

Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	460,000	465,883

General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	95,972

H.J. Heinz Finance Co. 144A company
guaranty 7 1/8s, 2039	275,000	326,525

Kraft Foods, Inc. notes 6 1/8s, 2018	295,000	337,116

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	1,616,000	1,777,807

Kroger Co. company guaranty 6 3/4s, 2012	20,000	20,912

Kroger Co. company guaranty 6.4s, 2017	200,000	234,289

McDonald’s Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	255,390

McDonald’s Corp. sr. unsec. bond 6.3s, 2037	345,000	400,671

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	145,000	156,242

CORPORATE BONDS AND NOTES (34.6%)* cont.	Principal amount	Value

Consumer staples cont.
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	$235,000	$235,881

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014	260,000	308,750

WPP Finance UK company guaranty sr. unsec.
notes 8s, 2014 (United Kingdom)	555,000	651,037

		11,693,140
Energy (2.2%)
Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019	280,000	281,050

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	940,000	1,085,763

BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 4.742s, 2021 (United Kingdom)	605,000	624,119

BP Capital Markets PLC company guaranty sr.
unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	185,000	188,662

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	420,000	457,800

Chesapeake Midstream Partners LP/CHKM
Finance Corp. 144A company
guaranty sr. notes 5 7/8s, 2021	197,000	194,538

El Paso Pipeline Partners Operating Co., LP
company guaranty sr. unsec. notes 6 1/2s, 2020	230,000	257,600

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	173,834

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	290,000	348,539

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	94,089

Motiva Enterprises, LLC 144A sr. unsec.
notes 6.85s, 2040	280,000	322,970

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	289,100

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014	121,000	122,815

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	360,000	369,025

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	185,000	198,875

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	215,000	229,430

Petrobras International Finance Co. company
guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	847,117

Pride International, Inc. sr. unsec.
notes 7 7/8s, 2040	710,000	882,419

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	546,900

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021	225,000	221,673

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	430,000	419,217

Weatherford Bermuda company guaranty sr. unsec.
notes 9 5/8s, 2019 (Switzerland)	405,000	523,034

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.8s, 2037	95,000	100,912

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.35s, 2017	115,000	130,161

Weatherford International, Ltd. company
guaranty 6 1/2s, 2036 (Switzerland)	185,000	190,831

Weatherford International, Ltd. sr. notes 5 1/2s,
2016 (Switzerland)	195,000	213,734

		9,314,207
Financial (1.3%)
Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	485,000	483,860

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.061s, 2012	169,688	168,343

Capital One Capital V company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	580,000	614,800

Putnam VT Income Fund 9

CORPORATE BONDS AND NOTES (34.6%)* cont.	Principal amount	Value

Financial cont.
Erac USA Finance, LLC 144A sr. notes 4 1/2s, 2021	$725,000	$720,617

GATX Financial Corp. notes 5.8s, 2016	235,000	257,517

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	565,000	578,419

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	90,000	98,435

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.466s, 2016	100,000	94,663

General Electric Capital Corp. sr. unsec.
notes Ser. MTN, 6 7/8s, 2039	960,000	1,076,724

Glen Meadow Pass-Through Trust 144A jr.
sub. notes FRN 6.505s, 2067	975,000	858,000

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 7 3/4s, 2016	350,000	359,188

ZFS Finance USA Trust V 144A bonds FRB
6 1/2s, 2037	218,000	218,545

		5,529,111
Health care (0.7%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	860,427

Coventry Health Care, Inc. sr. unsec.
notes 5.45s, 2021	420,000	430,073

Fresenius Medical Care US Finance, Inc. 144A
company guaranty sr. notes 5 3/4s, 2021	545,000	534,100

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 6.95s, 2037	350,000	388,581

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 4 3/4s, 2020	97,000	100,041

UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	200,000	201,845

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017 R	190,000	200,115

WellPoint, Inc. notes 7s, 2019	405,000	483,178

		3,198,360
Insurance (3.6%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	460,000	481,299

Aflac, Inc. sr. unsec. notes 6.45s, 2040	320,000	317,521

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2058	275,000	300,465

American International Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	615,000	634,883

AON Corp. jr. unsec. sub. notes 8.205s, 2027	1,065,000	1,207,672

CNA Financial Corp. sr. unsec.
unsub. notes 5 3/4s, 2021	255,000	263,310

CNA Financial Corp. unsec. notes 6 1/2s, 2016	350,000	390,613

Genworth Financial, Inc. sr. unsec.
unsub. notes 7 5/8s, 2021	1,060,000	1,072,324

Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. debs. FRB 8 1/8s, 2038	400,000	427,365

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6 5/8s, 2040	330,000	336,637

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. notes FRN 7s, 2037	220,000	210,211

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	900,000	831,593

Loews Corp. notes 5 1/4s, 2016	210,000	228,816

Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	395,000	428,486

Massachusetts Mutual Life Insurance Co. 144A
notes 8 7/8s, 2039	755,000	1,046,003

MetLife Capital Trust IV 144A jr.
sub. debs. 7 7/8s, 2037	1,500,000	1,567,061

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	82,875

Metropolitan Life Global Funding I 144A
notes 3.65s, 2018	230,000	225,049

Nationwide Financial Services notes 5 5/8s, 2015	260,000	278,967

CORPORATE BONDS AND NOTES (34.6%)* cont.	Principal amount	Value

Insurance cont.
Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	$205,000	$227,600

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	481,508

OneBeacon US Holdings, Inc. company
guaranty sr. unsec. notes 5 7/8s, 2013	174,000	181,923

Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	1,690,000	1,755,572

Prudential Financial, Inc. sr. notes 7 3/8s, 2019	165,000	195,674

Prudential Financial, Inc. sr. notes 6.2s, 2015	165,000	184,723

Prudential Financial, Inc. sr. unsec.
notes 6 5/8s, 2040	270,000	291,512

Prudential Financial, Inc. sr. unsec.
unsub. notes Ser. MTNB, 5.1s, 2014	205,000	222,872

Teachers Insurance & Annuity Association
of America 144A notes 6.85s, 2039	605,000	688,422

Willis Group Holdings PLC company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021
(United Kingdom)	410,000	418,264

Willis Group North America, Inc. company
guaranty 6.2s, 2017	245,000	267,133

		15,246,353
Investment banking/Brokerage (1.2%)
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	230,000	250,319

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	40,000	46,431

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	1,200,000	1,195,501

JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.261s, 2047	2,137,000	1,689,816

Macquarie Bank Ltd. 144A unsec.
sub. notes 6 5/8s, 2021 (Australia)	940,000	945,704

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	445,000	472,647

TD Ameritrade Holding Corp. company
guaranty sr. unsec. unsub. notes 5.6s, 2019	385,000	412,727

		5,013,145
Real estate (1.5%)
Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	965,000	941,650

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	208,000	226,200

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	185,000	205,740

Duke Realty LP sr. unsec. notes 6 1/4s, 2013 R	22,000	23,616

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	410,000	447,395

MPT Operating Partnership LP/MPT Finance Corp.
144A company guaranty sr. notes 6 7/8s, 2021 R	355,000	348,788

Nationwide Health Properties, Inc. notes 6 1/2s, 2011 R	270,000	270,372

Nationwide Health Properties, Inc. unsec.
notes 6 1/4s, 2013 R	195,000	207,293

Omega Healthcare Investors, Inc. 144A
sr. notes 6 3/4s, 2022 R	704,000	694,320

Simon Property Group LP sr. unsec.
unsub. notes 10.35s, 2019 R	891,000	1,233,332

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 R	240,000	264,486

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015 R	465,000	482,631

WEA Finance LLC/WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019	25,000	28,350

WEA Finance, LLC 144A company
guaranty sr. notes 7 1/8s, 2018	935,000	1,091,252

		6,465,425
Technology (0.6%)
Brocade Communications Systems, Inc. company
guaranty sr. notes 6 7/8s, 2020	405,000	436,388

10 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (34.6%)* cont.	Principal amount	Value

Technology cont.
Brocade Communications Systems, Inc. company
guaranty sr. notes 6 5/8s, 2018	$100,000	$105,500

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	265,000	283,802

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	65,000	72,944

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018	850,000	960,175

Lexmark International Inc, sr. unsec. notes 5.9s, 2013	405,000	431,804

Xerox Corp. sr. unsec. notes 4 1/2s, 2021	365,000	361,034

		2,651,647
Transportation (0.8%)
American Airlines, Inc. pass-through certificates
Ser. 01-2, 7.858s, 2011	215,000	218,225

Burlington Northern Santa Fe Corp. sr. unsec.
notes 5 3/4s, 2018	160,000	181,424

Burlington Northern Santa Fe Corp. sr. unsec.
notes 4.7s, 2019	236,000	249,040

Burlington Northern Santa Fe, LLC sr. unsec.
notes 5.4s, 2041	440,000	432,294

Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	186,047	196,745

Continental Airlines, Inc. pass-through
certificates Ser. 98-1A, 6.648s, 2017	189,802	200,241

Delta Air Lines, Inc. pass-through certificates 6.2s, 2018	123,537	128,787

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	365,000	359,648

Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	543,115	543,115

Southwest Airlines Co. pass-through certificates
Ser. 07-1, 6.15s, 2022	302,862	327,091

Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	317,063

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	245,972	245,357

		3,399,030
Utilities and power (5.4%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	150,000	159,641

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	255,998

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	427,899

Beaver Valley Funding Corp. sr. bonds 9s, 2017	309,000	338,485

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	680,000	758,019

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	921,215	988,780

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019	610,000	744,592

CMS Energy Corp. sr. unsec. unsub. notes FRN
1.228s, 2013	375,000	371,250

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	105,000	121,332

Commonwealth Edison Co. 1st mtge. sec.
bonds 5 7/8s, 2033	195,000	202,429

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	310,000	328,347

Dominion Resources, Inc. jr. sub. notes FRN
Ser. 06-B, 6.3s, 2066	1,750,000	1,708,438

Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	75,000	86,515

EDP Finance BV 144A sr. unsec. unsub. notes 6s,
2018 (Portugal)	630,000	582,911

El Paso Natural Gas Co. sr. unsec.
unsub. bonds 8 3/8s, 2032	380,000	480,424

Electricite de France 144A notes 6.95s, 2039 (France)	415,000	485,420

Electricite de France 144A sr. notes 4.6s, 2020 (France)	105,000	109,069

Enel Finance Intl. SA 144A company guaranty sr.
unsec. notes 5 1/8s, 2019 (Luxembourg)	280,000	281,627

Energy Transfer Partners LP sr. unsec.
unsub. notes 6.05s, 2041	785,000	760,759

CORPORATE BONDS AND NOTES (34.6%)* cont.	Principal amount	Value

Utilities and power cont.
Energy Transfer Partners LP sr. unsec.
unsub. notes 4.65s, 2021	$260,000	$254,366

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 5.95s, 2041	410,000	406,052

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016	580,000	588,217

Iberdrola International BV company
guaranty sr. unsec. unsub. notes 6 3/4s, 2036	170,000	177,611

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	160,000	177,364

ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	511,808

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	156,358

Kansas Gas & Electric bonds 5.647s, 2021	212,282	226,216

KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012	595,000	655,542

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	527,676

MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	185,000	208,570

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029	175,000	201,879

NGPL PipeCo, LLC 144A sr. unsec. notes 7.119s, 2017	395,000	442,512

NiSource Finance Corp. company
guaranty sr. unsec. notes 10 3/4s, 2016	330,000	431,210

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017	194,000	198,716

Pacific Gas & Electric Co. sr. unsec.
notes 6.35s, 2038	155,000	170,295

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	265,000	271,795

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	231,828

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	507,120

Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	439,241	439,878

PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	265,000	285,578

PPL WEM Holdings PLC 144A sr. unsec.
notes 5 3/8s, 2021 (United Kingdom)	945,000	978,969

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	610,000	610,000

Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	50,000	56,696

Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	397,558

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6.572s, 2017	105,000	122,446

Texas-New Mexico Power Co. 144A 1st mtge. sec.
9 1/2s, 2019	950,000	1,220,784

Trans-Canada Pipelines, Ltd. jr. unsec.
sub. notes FRN 6.35s, 2067 (Canada)	915,000	919,817

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019	260,000	306,041

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	395,000	450,209

Wisconsin Energy Corp. jr. unsec. sub. notes FRN
6 1/4s, 2067	1,825,000	1,836,406

		23,161,452

Total corporate bonds and notes (cost $140,174,315)		$147,668,529

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (18.1%)*	Principal amount	Value

Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3 1/2s, January 1, 2041	$572,780	$547,900

Federal National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, July 1, 2041	3,000,000	3,396,563
5s, March 1, 2038	330,833	351,742
5s, TBA, June 1, 2041	8,000,000	8,512,187

Putnam VT Income Fund 11

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (18.1%)* cont.	Principal amount	Value

Federal National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, July 1, 2041	$45,000,000	$46,557,423
4s, TBA, July 1, 2041	17,000,000	17,000,000
3 1/2s, February 1, 2041	1,008,194	965,660

Total U.S. government and agency mortgage
obligations (cost $77,733,734)		$77,331,475

U.S. TREASURY OBLIGATIONS (1.3%)*	Principal amount	Value

U.S. Treasury Notes 4 1/2s, August 15, 2039 [i]	$4,041,000	$4,200,135

U.S. Treasury Notes 1 1/2s, December 31, 2013 [i]	1,257,000	1,284,101

U.S. Treasury Notes 2 5/8s, November 15, 2020 ##	128,000	123,278

Total U.S. treasury obligations (cost $5,604,346)		$5,607,514

ASSET-BACKED SECURITIES (8.1%)*	Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 06-1,
Class A3, 0.346s, 2036	$2,214,021	$1,516,604

Accredited Mortgage Loan Trust FRB Ser. 07-1,
Class A3, 0.316s, 2037	2,069,000	1,179,330

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
0.336s, 2036	418,000	176,454

Bay View Auto Trust Ser. 05-LJ2, Class D,
5.27s, 2014	92,164	92,796

Bombardier Capital Mortgage Securitization Corp.
Ser. 99-A, Class A4, 6.475s, 2025	1,187,336	1,155,145

Conseco Finance Securitizations Corp.
Ser. 00-5, Class A6, 7.96s, 2032	1,059,525	858,216
Ser. 01-1, Class A5, 6.99s, 2031	2,863,394	2,920,662

Countrywide Asset Backed Certificates
Ser. 05-4, Class AF6, 4.74s, 2035	504,180	491,576
FRB Ser. 07-12, Class 2A2, 0.686s, 2047	635,000	463,550
FRB Ser. 06-BC1, Class 2A3, 0.476s, 2036	994,000	675,920
FRB Ser. 07-11, Class 2A2, 0.306s, 2047	1,924,000	1,539,200
FRB Ser. 07-1, Class 2A2, 0.286s, 2037	2,050,000	1,496,500

First Plus Home Loan Trust Ser. 97-3, Class B1,
7.79s, 2023 (In default) †	77,731	8

GE Business Loan Trust 144A Ser. 04-2, Class D,
2.937s, 2032 F	188,129	37,657

Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029	4,544,603	4,135,589
Ser. 97-6, Class A9, 7.55s, 2029	196,658	208,504
Ser. 96-1, Class M1, 7s, 2027	569,309	600,265
Ser. 1997-5, Class M1, 6.95s, 2029	800,000	744,800
Ser. 99-3, Class A7, 6.74s, 2031	876,067	876,067
Ser. 99-1, Class A6, 6.37s, 2025	216,315	222,804

Greenpoint Manufactured Housing Ser. 00-3,
Class IA, 8.45s, 2031	1,232,881	1,249,063

GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, 0.616s, 2035	2,172,000	1,596,420
FRB Ser. 05-9, Class 2A3, 0.556s, 2035	1,400,000	1,011,500
FRB Ser. 05-6, Class A3, 0.556s, 2035	719,000	530,667
FRB Ser. 05-11, Class 3A4, 0.436s, 2035	461,807	371,755

JPMorgan Mortgage Acquisition Corp. FRB
Ser. 06-CW1, Class A4, 0.336s, 2036	984,689	691,744

Lehman ABS Manufactured Housing Contract
Ser. 01-B, Class M1, 6.63s, 2028	1,800,000	1,692,000

Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 0.446s, 2036	317,499	110,584

Madison Avenue Manufactured Housing Contract FRB
Ser. 02-A, Class B1, 3.436s, 2032	1,626,445	1,444,690

ASSET-BACKED SECURITIES (8.1%)* cont.	Principal amount		Value

Mid-State Trust Ser. 11, Class B, 8.221s, 2038		$173,593	$168,647

New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033		353,134	355,974

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.346s, 2036		313,491	150,287
FRB Ser. 06-2, Class A2C, 0.336s, 2036		410,000	219,033

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		455,516	360,368
Ser. 02-B, Class A3, 6.06s, 2025		1,468,478	1,439,109
Ser. 02-C, Class A1, 5.41s, 2032		1,530,963	1,469,724

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		116,074	111,140

Popular ABS Mortgage Pass-Through Trust FRB
Ser. 06-D, Class A3, 0.446s, 2046		800,000	400,000

Residential Asset Mortgage Products, Inc. FRB
Ser. 07-RZ1, Class A2, 0.346s, 2037		629,677	374,477

SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.396s, 2036		704,000	227,394

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038		763,368	91,604

Vanderbilt Mortgage Finance Ser. 01-B, Class A5,
6.96s, 2031		945,000	989,888

Total asset-backed securities (cost $37,420,359)			$34,447,715

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.9%)*	strike price	amount	Value

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to receive a fixed rate of
4.47% versus the three month
USD-LIBOR-BBA
maturing August 25, 2041.	Aug-11/4.47	$62,404,500	$4,432,592

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
4.60% versus the three month
USD-LIBOR-BBA maturing
January 5, 2042.	Jan-12/4.60	16,356,565	382,416

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.60% versus the three month
USD-LIBOR-BBA maturing
January 5, 2042.	Jan-12/3.60	16,356,565	261,869

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
4.0625% versus the three month
USD-LIBOR-BBA maturing
December 23, 2041.	Dec-11/4.0625	3,619,638	216,997

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
4.0625% versus the three month
USD-LIBOR-BBA maturing
December 23, 2041.	Dec-11/4.0625	3,619,638	145,473

Option on an interest rate swap
with Citibank, N.A. for the right to
pay a fixed rate of 4.045% versus
the three month USD-LIBOR-BBA
maturing December 13, 2041.	Dec-11/4.045	5,948,757	353,297

12 Putnam VT Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.9%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 4.045%
versus the three month
USD-LIBOR-BBA maturing
December 13, 2041.	Dec-11/4.045	$5,948,757	$223,673

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate
of 4.355% versus the three
month USD-LIBOR-BBA maturing
December 6, 2041.	Dec-11/4.355	12,368,504	395,792

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
3.855% versus the three month
USD-LIBOR-BBA maturing
December 6, 2041.	Dec-11/3.855	12,368,504	305,007

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
4.0325% versus the three month
USD-LIBOR-BBA maturing
November 4, 2041.	Nov-11/4.0325	10,802,717	567,899

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 4.0325% versus the three
month USD-LIBOR-BBA maturing
November 4, 2041.	Nov-11/4.0325	10,802,717	352,493

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
3.99% versus the three month
USD-LIBOR-BBA maturing
September 29, 2041.	Sep-11/3.99	17,300,354	836,299

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.99% versus the three month
USD-LIBOR-BBA maturing
September 29, 2041.	Sep-11/3.99	17,300,354	427,319

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to receive a fixed rate of
2.14% versus the three month
USD-LIBOR-BBA maturing
September 8, 2016.	Sep-11/2.14	4,070,000	31,827

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to pay a fixed rate of 2.64%
versus the three month USD-
LIBOR-BBA maturing September 8, 2016.	Sep-11/2.64	4,070,000	7,937

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to pay a fixed rate of 4.47%
versus the three month USD-
LIBOR-BBA maturing August 25, 2041.	Aug-11/4.47	62,404,500	391,900

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 4.09%
versus the three month USD-
LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09	681,644	19,216

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.9%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
4.09% versus the three month
USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.09	$681,644	$17,559

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to receive a fixed rate of
2.065% versus the three month
USD-LIBOR-BBA maturing
August 8, 2016.	Aug-11/2.065	3,780,000	19,958

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to pay a fixed rate of 2.565%
versus the three month USD-
LIBOR-BBA maturing August 8, 2016.	Aug-11/2.565	3,780,000	2,533

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 4.555% versus the three month
USD-LIBOR-BBA maturing
August 5, 2041.	Aug-11/4.555	11,422,900	955,983

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of
4.555% versus the three month
USD-LIBOR-BBA maturing
August 5, 2041.	Aug-11/4.555	11,422,900	18,048

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.58% versus the three month
USD-LIBOR-BBA maturing July 25, 2021.	Jul-11/3.58	71,438,845	1,900,988

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
3.58% versus the three month
USD-LIBOR-BBA maturing July 25, 2021.	Jul-11/3.58	71,438,845	90,727

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to receive a fixed rate of
2.0025% versus the three month
USD-LIBOR-BBA maturing
July 7, 2016.	Jul-11/2.0025	3,350,000	5,226

Option on an interest rate swap
with Barclay’s Bank PLC for
the right to pay a fixed rate of
2.5025% versus the three month
USD-LIBOR-BBA maturing July 7, 2016.	Jul-11/2.0025	3,350,000	—

Total purchased options outstanding (cost $14,131,289)			$12,363,028

MUNICIPAL BONDS AND NOTES (0.4%)*	Principal amount		Value

CA State G.O. Bonds (Build America Bonds),
7 1/2s, 4/1/34		$350,000	$396,200

IL State G.O. Bonds
4.421s, 1/1/15		165,000	169,292
4.071s, 1/1/14		490,000	507,601

North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49		285,000	310,812

OH State U. Rev. Bonds (Build America Bonds),
4.91s, 6/1/40		255,000	242,531

Total municipal bonds and notes (cost $1,547,458)			$1,626,436

Putnam VT Income Fund 13

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)*	Principal amount	Value

Hungary (Republic of) sr. unsec.
unsub. notes 7 5/8s, 2041	$220,000	$237,490

Korea Development Bank sr. unsec.
unsub. notes 4s, 2016	400,000	406,218

Total foreign government bonds and notes (cost $627,848)		$643,708

SENIOR LOANS (0.1%)* [c]	Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B2, 3.246s, 2015	$104,084	$93,329

National Bedding Co., LLC bank term loan FRN
Ser. B, 3.756s, 2013	44,568	44,122

Polypore, Inc. bank term loan FRN Ser. B, 2.2s, 2014	121,599	120,152

SunGard Data Systems, Inc. bank term loan FRN
1.939s, 2014	2,824	2,748

SunGard Data Systems, Inc. bank term loan FRN
Ser. B, 3.867s, 2016	58,505	58,249

Total senior loans (cost $314,928)		$318,600

SHORT-TERM INVESTMENTS (27.0%)*	Principal amount	Value

Interest in $150,000,000 joint tri-party
repurchase agreement dated June 30, 2011
with Credit Suisse First Boston due July 1,
2011 — maturity value of $11,642,003 for an
effective yield of 0.01% (collateralized by
U.S. Treasury Notes with a coupon rate of
0.875% and a due date of February 29, 2012,
valued at $153,000,255)	$11,642,000	$11,642,000

Interest in $100,000,000 joint tri-party
repurchase agreement dated June 30, 2011
with Barclays Capital, Inc. due July 1, 2011 —
maturity value of $11,000,003 for an effective
yield of 0.01% (collateralized by U.S. Treasury
Bonds with a coupon rate of 6.50% and a due date
of November 15, 2026, valued at $102,000,057)	11,000,000	11,000,000

Federal Home Loan Bank discount notes 0.01%,
July 27, 2011	9,000,000	8,999,935

Federal Home Loan Bank discount notes 0.04%,
July 15, 2011 ##	9,000,000	8,999,860

Federal Home Loan Bank discount notes 0.05%,
July 13, 2011	10,000,000	9,999,833

Federal Home Loan Mortgage Corp. 0.04%,
July 11, 2011 ##	5,000,000	4,999,944

Federal National Mortgage Association 0.05%,
August 8, 2011	4,491,000	4,490,757

U.S. Treasury Bills with an effective yield
of 0.100%, April 5, 2012 ##	3,000,000	2,997,180

U.S. Treasury Bills with an effective yield
of 0.100%, December 1, 2011 # ##	21,335,000	21,325,847

U.S. Treasury Bills, for effective yields ranging
from 0.06% to 0.10%, November 17, 2011 ##	13,272,000	13,267,129

U.S. Treasury Bills, for effective yields ranging
from 0.04% to 0.24%, August 25, 2011 ##	3,976,000	3,974,691

U.S. Treasury Bills, for effective yields ranging
from 0.22% to 0.24%, July 28, 2011 # ##	13,713,000	13,710,650

Total short-term investments (cost $115,409,095)		$115,407,826

Total investments (cost $540,204,533)		$557,231,897

Key to holding’s abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2011 through June 30, 2011 (the reporting period).

* Percentages indicated are based on net assets of $427,180,277.

† Non-income-producing security.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

##These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs. (Note 1).

i Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $187,128,782 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

14 Putnam VT Income Fund

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/11	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	504	$125,225,100	Jun-12	$(288,860)

U.S. Treasury Bond 20 yr
(Long)	102	12,549,188	Sep-11	(167,397)

U.S. Treasury Bond 20 yr
(Short)	14	1,722,438	Sep-11	15,771

U.S. Treasury Bond 30 yr
(Long)	116	14,645,000	Sep-11	(115,142)

U.S. Treasury Bond 30 yr
(Short)	2	252,500	Sep-11	3,356

U.S. Treasury Note 2 yr
(Long)	2	438,688	Sep-11	1,528

U.S. Treasury Note 2 yr
(Short)	237	51,984,469	Sep-11	37,253

U.S. Treasury Note 5 yr
(Long)	397	47,320,539	Sep-11	(51,926)

U.S. Treasury Note 10 yr
(Long)	75	9,174,609	Sep-11	80,748

U.S. Treasury Note 10 yr
(Short)	18	2,201,906	Sep-11	(7,425)

Total				$(492,094)

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$49,670,286) (Unaudited)	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.72% versus
the three month USD-LIBOR-BBA
maturing January 19, 2022.	$22,561,920	Jan-12/4.72	$78,741

Option on an interest rate swap
with Goldman Sachs International
for the obligation to receive a fixed
rate of 4.29% versus the three
month USD-LIBOR-BBA maturing
August 24, 2041.	50,933,854	Aug-11/4.29	681,495

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 4.29% versus the three
month USD-LIBOR-BBA maturing
August 24, 2041.	50,933,854	Aug-11/4.29	2,364,350

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA
maturing August 19, 2021.	16,061,000	Aug-11/4.475	642

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA
maturing August 19, 2021.	16,061,000	Aug-11/4.475	1,619,431

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing
August 17, 2021.	26,524,000	Aug-11/4.49	2,715,792

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.49% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	26,524,000	Aug-11/4.49	796

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$49,670,286) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	$13,262,000	Aug-11/4.55	$265

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	13,262,000	Aug-11/4.55	1,427,522

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA
maturing August 8, 2021.	17,810,000	Aug-11/4.70	27

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA
maturing August 8, 2021.	17,810,000	Aug-11/4.70	2,171,751

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 10, 2045.	9,187,600	Aug-15/4.375	1,340,655

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 10, 2045.	9,187,600	Aug-15/4.375	834,234

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 7, 2045.	9,187,600	Aug-15/4.46	883,939

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 7, 2045.	9,187,600	Aug-15/4.46	1,274,044

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 12, 2025.	11,318,460	Feb-15/5.27	527,757

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 12, 2025.	11,318,460	Feb-15/5.27	1,013,908

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 13, 2025.	4,173,720	Feb-15/5.36	185,278

Putnam VT Income Fund 15

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$49,670,286) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 13, 2025.	$4,173,720	Feb-15/5.36	$392,497

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.72% versus
the three month USD-LIBOR-BBA
maturing January 19, 2022.	22,561,920	Jan-12/4.72	2,398,332

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.80% versus the three
month USD-LIBOR-BBA maturing
January 17, 2022.	37,603,200	Jan-12/4.80	108,297

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.80% versus the three
month USD-LIBOR-BBA maturing
January 17, 2022.	37,603,200	Jan-12/4.80	4,243,145

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to receive a fixed rate of 3.55% versus
the three month USD-LIBOR-BBA
maturing July 21, 2021.	35,016,494	Jul-11/3.55	45,521

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 3.55% versus
the three month USD-LIBOR-BBA
maturing July 21, 2021.	35,016,494	Jul-11/3.55	858,254

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.46	6

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.46	2,626,896

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.52% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	23,904,000	Jul-11/4.52	3

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	23,904,000	Jul-11/4.52	2,589,759

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.525% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.525	2,772,693

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$49,670,286) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.525% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	$25,489,000	Jul-11/4.525	$3

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	11,952,000	Jul-11/4.5475	1

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	11,952,000	Jul-11/4.5475	1,323,684

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.745% versus the three
month USD-LIBOR-BBA maturing
July 27, 2021.	38,233,500	Jul-11/4.745	2

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.745% versus the three
month USD-LIBOR-BBA maturing
July 27, 2021.	38,233,500	Jul-11/4.745	4,873,242

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.12% versus the three
month USD-LIBOR-BBA maturing
June 6, 2021.	9,816,169	Jun-16/4.12	269,347

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to pay a fixed rate of 4.39% versus
the three month USD-LIBOR-BBA
maturing June 6, 2021.	9,659,361	Jun-16/4.39	314,895

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.575% versus the three
month USD-LIBOR-BBA maturing
June 6, 2021.	9,598,032	Jun-16/4.575	346,201

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.575% versus the three
month USD-LIBOR-BBA maturing
June 6, 2021.	9,598,032	Jun-16/4.575	413,963

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.815% versus the three
month USD-LIBOR-BBA maturing
June 10, 2026.	2,431,240	Jun-16/4.815	156,134

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.815% versus the three
month USD-LIBOR-BBA maturing
June 10, 2026.	2,431,240	Jun-16/4.815	175,487

16 Putnam VT Income Fund

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$49,670,286) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.86% versus the three
month USD-LIBOR-BBA maturing
July 1, 2026.	$3,966,685	Jun-16/4.86	$260,770

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to receive a fixed rate of 4.89% versus
the three month USD-LIBOR-BBA
maturing June 6, 2021.	9,659,361	Jun-16/4.89	361,260

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.12% versus
the three month USD-LIBOR-BBA
maturing June 6, 2021.	9,816,169	Jun-16/5.12	329,856

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.86% versus
the three month USD-LIBOR-BBA
maturing July 1, 2026.	3,966,685	Jun-16/5.86	172,552

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA maturing
May 14, 2022.	9,347,000	May-12/5.51	1,479,443

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA maturing
May 14, 2022.	9,347,000	May-12/5.51	22,433

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to pay a fixed rate of 2.065% versus
the three month USD-LIBOR-BBA
maturing September 8, 2016.	9,454,705	Sep-11/2.065	57,201

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to receive a fixed rate of 2.065% versus
the three month USD-LIBOR-BBA
maturing September 8, 2016.	9,454,705	Sep-11/2.065	99,558

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 11, 2025.	10,050,600	Sep-15/4.04	402,509

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$49,670,286) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 11, 2025.	$10,050,600	Sep-15/4.04	$982,245

Option on an interest rate swap
with Goldman Sachs International
for the obligation to receive a fixed
rate of 2.58% versus the three
month USD-LIBOR-BBA maturing
November 2, 2016.	1,801,922	Oct-11/2.58	10,395

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.58% versus the three
month USD-LIBOR-BBA maturing
November 2, 2016.	1,801,922	Oct-11/2.58	37,411

Option on an interest rate swap
with Goldman Sachs International
for the obligation to receive a fixed
rate of 3.64% versus the three
month USD-LIBOR-BBA maturing
November 2, 2021.	28,731,280	Oct-11/3.64	391,320

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 3.64% versus the three
month USD-LIBOR-BBA maturing
November 2, 2021.	28,731,280	Oct-11/3.64	927,161

Total			$46,563,103

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/11 (proceeds received	Principal	Settlement
$28,128,516) (Unaudited)	amount	date	Value

FNMA, 6 1/2s, July 1, 2041	$3,000,000	7/14/11	$3,396,563

FNMA, 5s, June 1, 2041	8,000,000	6/13/11	8,512,187

FNMA, 4 1/2s, July 1, 2041	3,000,000	7/14/11	3,103,828

FNMA, 4s, July 1, 2041	13,000,000	7/14/11	13,000,000

Total			$28,012,578

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) Upfront

						Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$57,324,400	$(52,503)	7/23/20	3 month USD-LIBOR-BBA	2.96%	$(33,184)

Barclays Bank PLC
	57,158,600	10,778	6/17/13	0.64%	3 month USD-LIBOR-BBA	39,126

	62,993,100	(115,631)	6/17/16	3 month USD-LIBOR-BBA	1.93%	(274,041)

	155,301,800	(375,253)	6/17/20	3 month USD-LIBOR-BBA	3.04%	(852,504)

	18,713,700	(38,372)	6/17/21	3 month USD-LIBOR-BBA	3.2%	(103,324)

	13,156,000	48,816	6/17/41	4.04%	3 month USD-LIBOR-BBA	98,469

	20,900,000	—	6/20/16	3 month USD-LIBOR-BBA	1.8125%	(177,263)

Putnam VT Income Fund 17

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$8,000,000	$—	6/20/41	3.91625%	3 month USD-LIBOR-BBA	$209,190

	5,480,000	—	6/23/20	2.955%	3 month USD-LIBOR-BBA	58,350

	1,700,000	—	6/24/20	2.92375%	3 month USD-LIBOR-BBA	22,592

	27,460,000	—	6/27/20	2.89485%	3 month USD-LIBOR-BBA	440,891

	10,030,000	—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	(318,405)

	11,618,000	—	6/28/13	3 month USD-LIBOR-BBA	0.628%	(12,651)

	5,308,000	—	6/28/21	3.042%	3 month USD-LIBOR-BBA	99,138

	2,388,000	—	6/28/41	3 month USD-LIBOR-BBA	3.885%	(77,674)

	1,470,000	—	6/28/41	3 month USD-LIBOR-BBA	3.88%	(49,123)

	4,220,000	—	6/28/20	2.855%	3 month USD-LIBOR-BBA	81,668

	8,970,000	—	6/29/20	2.841084%	3 month USD-LIBOR-BBA	183,040

	4,430,000	—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	(166,876)

	910,000	—	6/29/13	0.64625%	3 month USD-LIBOR-BBA	653

	13,770,000	—	6/29/13	0.6425%	3 month USD-LIBOR-BBA	10,899

	7,600,000	—	6/30/13	0.66%	3 month USD-LIBOR-BBA	3,450

	6,500,000	—	6/30/20	0.66%	3 month USD-LIBOR-BBA	111,584

	4,000,000	—	6/30/14	3 month USD-LIBOR-BBA	3.92%	(104,752)

	17,293,400	(22,837)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(788,212)

	64,058,800	31,174	5/4/16	3 month USD-LIBOR-BBA	2.15%	828,343

Citibank, N.A.
	23,565,600	(7,456)	6/28/19	3 month USD-LIBOR-BBA	3.04%	236,514

	350,599	—	6/23/21	3 month USD-LIBOR-BBA	3.12625%	(3,744)

	474,664	—	6/29/21	3 month USD-LIBOR-BBA	3.05375%	(8,356)

	111,158,300	(30,098)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(2,309,990)

Credit Suisse International
	17,900,000	—	12/17/40	4.334%	3 month USD-LIBOR-BBA	(872,449)

	64,885,500	(86,479)	3/14/16	3 month USD-LIBOR-BBA	2.35%	1,721,710

	19,900,000 E	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(79,202)

	74,928,800	(15,330)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(2,182,635)

	29,277,200	8,567	2/24/26	4.16%	3 month USD-LIBOR-BBA	(1,884,021)

Deutsche Bank AG
	205,636	—	7/1/20	3.035%	3 month USD-LIBOR-BBA	1,063

	7,784,000	—	7/1/16	3 month USD-LIBOR-BBA	1.955%	(21,328)

	58,349,000	10,287	12/31/14	1.91%	3 month USD-LIBOR-BBA	(1,113,878)

Goldman Sachs International
	3,200,000	—	6/16/16	3 month USD-LIBOR-BBA	1.93%	(7,738)

	572,000	—	7/1/14	1.105%	3 month USD-LIBOR-BBA	303

	456,000	—	7/1/41	3 month USD-LIBOR-BBA	4.02625%	(3,580)

	12,973,000	—	7/1/16	3 month USD-LIBOR-BBA	1.9625%	(30,746)

	105,994,400	(64,154)	10/1/14	1.14%	3 month USD-LIBOR-BBA	50,288

	19,851,400 E	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(67,495)

	82,165,200	208,266	5/20/16	3 month USD-LIBOR-BBA	2.00%	505,248

JPMorgan Chase Bank, N.A.
	6,948,300	22,012	3/11/26	4.12%	3 month USD-LIBOR-BBA	(380,879)

	39,900,000 E	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(163,890)

	4,100,000 E	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(17,389)

	23,561,600	—	7/5/16	1.9375%	3 month USD-LIBOR-BBA	—

	83,569,900	14,394	1/31/15	1.79%	3 month USD-LIBOR-BBA	(1,738,355)

	20,000,000	—	9/24/17	3 month USD-LIBOR-BBA	2.055%	(350,012)

Total						$(9,491,177)

E See Note 1 to the financial statements regarding extended effective dates.

18 Putnam VT Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America, N.A.
	$5,622,333	$—	1/12/36	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	$(15,308)
					30 year Fannie Mae pools

	1,174,009	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,834)
					30 year Fannie Mae pools

	1,214,800	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	9,061
					30 year Fannie Mae pools

	1,174,009	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,834)
					30 year Fannie Mae pools

	1,214,800	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	9,061
					30 year Fannie Mae pools

	1,434,436	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(9,424)
					30 year Fannie Mae pools

	1,438,323	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	10,728
					30 year Fannie Mae pools

Barclays Bank PLC
	1,952,909	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00%	(2,503)
					30 year Fannie Mae pools

	2,208,319	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(16,471)
					30 year Fannie Mae pools

	1,610,264	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	12,010
					30 year Fannie Mae pools

	619,599	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	4,071
					30 year Fannie Mae pools

	1,952,651	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	14,564
					30 year Fannie Mae pools

	876,151	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	6,535
					30 year Fannie Mae pools

	1,613,002	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(12,279)
					30 year Fannie Mae pools

	3,056,726	(2,866)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(83)
					30 year Fannie Mae pools

	3,034,261	7,112	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(5,856)
					30 year Fannie Mae pools

	1,523,565	13,093	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	9,398
					30 year Fannie Mae pools

	11,882,385	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	9,638
					30 year Fannie Mae pools

	7,901,676	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	6,409
					30 year Fannie Mae pools

	4,363,817	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	28,670
					30 year Fannie Mae pools

	2,500,688	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	19,036
					30 year Fannie Mae pools

	2,921,401	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(7,052)
					30 year Fannie Mae pools

	1,174,009	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,834)
					30 year Fannie Mae pools

	1,174,009	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,834)
					30 year Fannie Mae pools

	1,214,800	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	9,061
					30 year Fannie Mae pools

	2,507,908	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	2,034
					30 year Fannie Mae pools

	2,819,665	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(6,806)
					30 year Fannie Mae pools

	2,920,506	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	19,188
					30 year Fannie Mae pools

Putnam VT Income Fund 19

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
	$471,647	$—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	$(1,138)
					30 year Fannie Mae pools

	113,303	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(863)
					30 year Fannie Mae pools

	111,388	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	831
					30 year Fannie Mae pools

	18,797,627	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	140,203
					30 year Fannie Mae pools

	2,122,349	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	15,830
					30 year Fannie Mae pools

	2,816,841	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	21,010
					30 year Fannie Mae pools

	1,361,020	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	8,942
					30 year Fannie Mae pools

	4,959,374	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	36,990
					30 year Fannie Mae pools

	2,897,110	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(19,034)
					30 year Fannie Mae pools

	4,730,897	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(31,082)
					30 year Fannie Mae pools

	4,932,590	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(15,772)
					30 year Fannie Mae pools

	2,464,736	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	18,383
					30 year Fannie Mae pools

	14,782,873	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	18,945
					30 year Fannie Mae pools

	5,946,165	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	44,350
					30 year Fannie Mae pools

	15,071,372	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(45,842)
					30 year Fannie Mae pools

	7,494,381	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	55,897
					30 year Fannie Mae pools

	3,736,311	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	4,788
					30 year Fannie Mae pools

	410,211	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(1,248)
					30 year Fannie Mae pools

	402,358	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	516
					30 year Fannie Mae pools

	461,998	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(419)
					30 year Fannie Mae pools

	1,497,381	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(1,356)
					30 year Fannie Mae pools

	1,085,470	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(983)
					30 year Fannie Mae pools

	5,880,058	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	4,769
					30 year Fannie Mae pools

	5,368,601	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	12,959
					30 year Fannie Mae pools

	1,738,027	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	4,195
					30 year Fannie Mae pools

	5,880,058	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	4,769
					30 year Fannie Mae pools

Citibank, N.A.
	1,142,509	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,758)
					30 year Fannie Mae pools

	1,231,937	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	8,094
					30 year Fannie Mae pools

20 Putnam VT Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Citibank, N.A. cont.
	$3,998,416	$—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50%	$12,162
					30 year Fannie Mae pools

	6,018,423	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	7,713
					30 year Fannie Mae pools

Credit Suisse International
	11,757,853	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(35,764)
					30 year Fannie Mae pools

	5,607,475	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(38,340)
					30 year Fannie Mae pools

	1,214,800	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	9,061
					30 year Fannie Mae pools

	1,174,009	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,834)
					30 year Fannie Mae pools

	3,853,719	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(28,743)
					30 year Fannie Mae pools

	1,434,436	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(9,424)
					30 year Fannie Mae pools

	1,430,111	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	10,887
					30 year Fannie Mae pools

Goldman Sachs International
	1,748,564	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	13,042
					30 year Fannie Mae pools

	3,245,945	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(24,210)
					30 year Fannie Mae pools

	2,204,495	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(16,782)
					30 year Fannie Mae pools

	2,751,802	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(20,525)
					30 year Fannie Mae pools

	5,622,333	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	15,308
					30 year Fannie Mae pools

	853,051	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,059)
					30 year Fannie Mae pools

	2,923,413	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(21,804)
					30 year Fannie Mae pools

	5,962,842	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	14,393
					30 year Fannie Mae pools

	1,008,847	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	2,435
					30 year Fannie Mae pools

	11,757,853	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(35,763)
					30 year Fannie Mae pools

Total						$212,075

Putnam VT Income Fund 21

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$34,447,715	$—

Corporate bonds and notes	—	147,668,529	—

Foreign government bonds and notes	—	643,708	—

Mortgage-backed securities	—	161,581,505	235,561

Municipal bonds and notes	—	1,626,436	—

Purchased options outstanding	—	12,363,028	—

Senior loans	—	318,600	—

U.S. Government and Agency Mortgage Obligations	—	77,331,475	—

U.S. Treasury Obligations	—	5,607,514	—

Short-term investments	—	115,407,826	—

Totals by level	$—	$556,996,336	$235,561

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(492,094)	$—	$—

Written options	—	(46,563,103)	—

TBA sale commitments	—	(28,012,578)	—

Interest rate swap contracts	—	(9,037,358)	—

Total return swap contracts	—	194,736	—

Totals by level	$(492,094)	$(83,418,303)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

22 Putnam VT Income Fund

Statement of assets and liabilities
6/30/11 (Unaudited)

Assets

Investment in securities, at value, including of securities
on loan (Note 1):

Unaffiliated issuers (identified cost $540,204,533)	$557,231,897

Cash	145,100

Interest and other receivables	3,855,103

Receivable for shares of the fund sold	7,632

Receivable for investments sold	3,474,671

Receivable for sales of delayed delivery securities (Note 1)	29,157,859

Unrealized appreciation on swap contracts (Note 1)	5,358,455

Premium paid on swap contracts (Note 1)	810,979

Total assets	600,041,696

Liabilities

Payable for variation margin (Note 1)	300,392

Payable for investments purchased	200,843

Payable for purchases of delayed delivery securities (Note 1)	76,015,165

Payable for shares of the fund repurchased	781,101

Payable for compensation of Manager (Note 2)	143,114

Payable for investor servicing fees (Note 2)	36,084

Payable for custodian fees (Note 2)	27,127

Payable for Trustee compensation and expenses (Note 2)	148,858

Payable for administrative services (Note 2)	2,219

Payable for distribution fees (Note 2)	36,745

Written options outstanding, at value (premiums received
$49,670,286) (Notes 1 and 3)	46,563,103

Premium received on swap contracts (Note 1)	374,499

Unrealized depreciation on swap contracts (Note 1)	14,637,557

TBA sale commitments, at value (proceeds receivable $28,128,516)
(Note 1)	28,012,578

Collateral on certain derivative contracts, at value (Note 1)	5,484,236

Other accrued expenses	97,798

Total liabilities	172,861,419

Net assets	$427,180,277

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 8)	$473,034,945

Undistributed net investment income (Note 1)	9,716,960

Accumulated net realized loss on investments (Note 1)	(66,050,917)

Net unrealized appreciation of investments	10,479,289

Total — Representing net assets applicable
to capital shares outstanding	$427,180,277

Computation of net asset value Class IA

Net assets	$252,936,765

Number of shares outstanding	21,844,886

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$11.58

Computation of net asset value Class IB

Net assets	$174,243,512

Number of shares outstanding	15,167,549

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$11.49

Statement of operations
Six months ended 6/30/11 (Unaudited)

Investment income

Interest (including interest income of $367 from investments in
affiliated issuers) (Note 6)	$12,641,304

Total investment income	12,641,304

Expenses

Compensation of Manager (Note 2)	868,676

Investor servicing fees (Note 2)	219,355

Custodian fees (Note 2)	24,425

Trustee compensation and expenses (Note 2)	15,670

Administrative services (Note 2)	6,532

Distribution fees — Class IB (Note 2)	224,943

Other	112,061

Total expenses	1,471,662

Expense reduction (Note 2)	(319)

Net expenses	1,471,343

Net investment income	11,169,961

Net realized gain on investments (Notes 1 and 3)	10,887,767

Net increase from payments by affiliates (Note 2)	2,314

Net realized loss on swap contracts (Note 1)	(9,507,638)

Net realized loss on futures contracts (Note 1)	(6,858,560)

Net realized loss on written options (Notes 1 and 3)	(69,408)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during
the period	14,016,509

Net gain on investments	8,470,984

Net increase in net assets resulting from operations	$19,640,945

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 23

Statement of changes in net assets

	Six months ended	Year ended
	6/30/11*	12/31/10

Decrease in net assets

Operations:

Net investment income	$11,169,961	$33,161,950

Net realized gain (loss) on investments	(5,545,525)	39,623,184

Net unrealized appreciation (depreciation)
of investments	14,016,509	(27,885,381)

Net increase in net assets resulting
from operations	19,640,945	44,899,753

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(22,509,477)	(30,368,148)

Class IB	(15,548,812)	(21,643,820)

Increase in capital from settlement
payments (Note 8)	575	—

Decrease from capital share transactions
(Note 4)	(2,123,159)	(14,823,638)

Total decrease in net assets	(20,539,928)	(21,935,853)

Net assets:

Beginning of period	447,720,205	469,656,058

End of period (including undistributed
net investment income of $9,716,960 and
$36,605,288, respectively)	$427,180,277	$447,720,205

* Unaudited.

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of expenses to average net assets, excluding interest expense (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/11†	$12.14	.31	.23	.54	(1.10)	(1.10)	—[f,g]	$11.58	4.62*	$252,937	.28*	.28*	2.60*	189*

12/31/10	12.39	.88	.30	1.18	(1.43)	(1.43)	—	12.14	10.22	260,270	.59[h]	.59[h]	7.25	88

12/31/09	9.02	.79	3.23	4.02	(.65)	(.65)	—	12.39	47.22	270,438	1.16[i,j]	.58[i]	7.52[i]	278

12/31/08	12.68	.57	(3.39)	(2.82)	(.84)	(.84)	—[g,k]	9.02	(23.78)	221,192	.58[i]	.58[i]	4.97[i]	208

12/31/07	12.70	.65	.02	.67	(.69)	(.69)	—	12.68	5.45	379,470	.57[i]	.57[i]	5.25[i]	229

12/31/06	12.69	.54	.04	.58	(.57)	(.57)	—	12.70	4.83	437,298	.57[i]	.57[i]	4.39[i]	201

Class IB

6/30/11†	$12.03	.29	.24	.53	(1.07)	(1.07)	—[f,g]	$11.49	4.54*	$174,244	.41*	.41*	2.48*	189*

12/31/10	12.30	.84	.30	1.14	(1.41)	(1.41)	—	12.03	9.87	187,450	.84[h]	.84[h]	7.02	88

12/31/09	8.96	.76	3.19	3.95	(.61)	(.61)	—	12.30	46.65	199,218	1.41[i,j]	.83[i]	7.27[i]	278

12/31/08	12.59	.54	(3.36)	(2.82)	(.81)	(.81)	—[g,k]	8.96	(23.93)	162,338	.83[i]	.83[i]	4.75[i]	208

12/31/07	12.61	.62	.02	.64	(.66)	(.66)	—	12.59	5.22	285,881	.82[i]	.82[i]	5.00[i]	229

12/31/06	12.61	.50	.04	.54	(.54)	(.54)	—	12.61	4.52	300,246	.82[i]	.82[i]	4.09[i]	201

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes dollar roll transactions.

f Reflects a non-recurring reimbursal related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 8).

g Amount represents less than $0.01 per share.

h Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.23% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.21%

12/31/08	0.17

12/31/07	0.14

12/31/06	0.16

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.58% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share base on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 25

Notes to financial statements 6/30/11 (Unaudited)

Note 1 — Significant accounting policies

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks current income consistent with what Putnam Investment Management, LLC (Putnam Management), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes to be prudent risk by investing in investment-grade and high-yield bonds and U.S. government securities. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2011 through June 30, 2011.

A) Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average number of contracts of approximately 1,000 on futures contracts for the reporting period.

26 Putnam VT Income Fund

G) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $298,100,000 on purchased options contracts for the reporting period.

H) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $166,900,000 on total return swap contracts for the reporting period.

I) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $1,777,400,000 on interest rate swap contracts for the reporting period.

J) Credit default contracts The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $1,000,000 on credit default swap contracts for the reporting period.

K) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $47,224,152 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $51,023,375.

L) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase

Putnam VT Income Fund 27

commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

N) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

P) Line of credit The fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Q) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2010, the fund had a capital loss carryover of $50,992,056 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on December 31, 2016. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $553,287,085, resulting in gross unrealized appreciation and depreciation of $16,396,889 and $12,452,077, respectively, or net unrealized appreciation of $3,944,812.

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

S) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

T) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 33.1% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion,
0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

28 Putnam VT Income Fund

Putnam Management voluntarily reimbursed the fund $2,314 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $319 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $243, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $693,412,654 and $687,298,597, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $2,116,861 and $1,994,097, respectively.

Written option transactions during the reporting period are summarized as follows:

	Contract amounts	Premiums received

Written options outstanding at
beginning of the reporting period	$690,748,600	$42,565,527

Options opened	345,831,309	9,460,809

Options exercised	(53,328,025)	(891,254)

Options closed	(36,123,200)	(1,464,796)

Written options outstanding at
end of the reporting period	$947,128,684	$49,670,286

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/11		Year ended 12/31/10		Six months ended 6/30/11		Year ended 12/31/10

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	244,623	$2,880,000	607,273	$7,381,132	398,134	$4,651,189	972,063	$11,598,299

Shares issued in connection with
reinvestment of distributions	1,983,214	22,509,477	2,645,309	30,368,148	1,380,889	15,548,812	1,900,248	21,643,820

	2,227,837	25,389,477	3,252,582	37,749,280	1,779,023	20,200,001	2,872,311	33,242,119

Shares repurchased	(1,820,060)	(21,782,149)	(3,637,051)	(43,980,509)	(2,193,034)	(25,930,488)	(3,493,148)	(41,834,528)

Net increase (decrease)	407,777	$3,607,328	(384,469)	$(6,231,229)	(414,011)	$(5,730,487)	(620,837)	$(8,592,409)

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

		Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
Interest rate contracts	Unrealized appreciation/(depreciation)	$17,731,898*	appreciation (depreciation)	$61,266,689*

Total		$17,731,898		$61,266,689

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Putnam VT Income Fund 29

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$61,709	$61,709

Interest rate contracts	(2,051,268)	(6,858,560)	(9,569,347)	$(18,479,175)

Total	$(2,051,268)	$(6,858,560)	$(9,507,638)	$(18,417,466)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$(1,842)	$(1,842)

Interest rate contracts	(4,657,221)	3,073,043	20,495,597	18,911,419

Total	$(4,657,221)	$3,073,043	$20,493,755	$18,909,577

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $367 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $111,237,560 and $203,461,802, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $575 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

30 Putnam VT Income Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

The Board of Trustees, with the assistance of its Contract Committee which consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (“Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. Over the course of several months ending in June 2011, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees on a number of occasions. At the Trustees’ June 17, 2011 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2011. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Most of the open-end Putnam funds have new management contracts, with new fee schedules reflecting the implementation of more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds, and performance fees for some funds. These new management contracts have been in effect for a little over a year – since January or, for a few funds, February, 2010. The Trustees approved the new management contracts on July 10, 2009, and fund shareholders subsequently approved the contracts by overwhelming majorities of the shares voted.

Because these management contracts had been implemented only recently, the Contract Committee had limited practical experience with the operation of the new fee structures. Under its new management contract, your fund has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds had only been in place for a short while, and the Trustees will examine the operation of this new breakpoint structure in future years in light of further experience.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. The expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses). Putnam Management’s support for these expense limitations was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 1st quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 2nd quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2010 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and

Putnam VT Income Fund 31

expense data reported by Lipper as of December 31, 2010 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of several investment oversight committees of the Trustees, which met on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during the 2009–2010 period and Putnam Management’s ongoing efforts to strengthen its investment personnel and processes. The Committee also noted the disappointing investment performance of some funds for periods ended December 31, 2010 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — Corporate Debt Funds A Rated) for the one-year, three-year and five-year periods ended December 31, 2010 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

1st	1st	1st

Over the one-year, three-year and five-year periods ended December 31, 2010, there were 40, 38 and 37 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management contract, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

32 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Kenneth R. Leibler
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		W. Thomas Stephens
Boston, MA 02109

Putnam VT Income Fund 33

This report has been prepared for the shareholders	H512
of Putnam VT Income Fund.	268670 8/11

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2011

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 26, 2011